Acquisitions, Collaborations and Other Arrangements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended	1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Reata	Feb. 29, 2012 Galapagos NV	Mar. 31, 2013 Galapagos NV	Dec. 31, 2012 Galapagos NV
Acquisitions, Collaborations and Other Arrangements
Cash outflows related to acquisitions, collaborations and other arrangements	$ 0	$ 671	$ 688	$ 273	$ 2,621
Collaborations and Other Arrangements
Acquired in-process research and development (IPR&D) charges	0	150	288	673	313	400	150
Payments for achievement of certain milestones under an agreement								$ 1,200	$ 1,200